===============================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2012
                                       -----------------

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vulcan Value Partners, LLC

Address: 3500 Blue Lake Drive, Suite 400
         Birmingham, AL 35423

Form 13F File Number: 28-15045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   F. Hampton McFadden, Jr.

Title:  Chief Compliance Officer

Phone:  205-803-1582

Signature, Place, and Date of Signing:

  /s/ F. Hampton McFadden, Jr.      Birmingham, AL         February 6, 2013
                                                                   --

Report Type:

[_]  13F HOLDINGS REPORT

[_]  13F NOTICE

[X]  13F COMBINATION REPORT

===============================================================================

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

028-12592               Bank of New York Mellon Corporation

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $1,198,807
                                        (thousands)

List of Other Included Managers: NONE

                                                              VALUE SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                   -TITLE OF CLASS- --CUSIP--  x$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED     NONE
D APPLE INC                      COM              037833100   64090  120430 SH       SOLE                109791        0    10639
D ALTRA HOLDINGS INC             COM              02208R106    9766  442899 SH       SOLE                442899        0        0
D FRANKLIN RESOURCES INC         COM              354613101   48731  387675 SH       SOLE                351129        0    36546
D BANK OF NEW YORK MELLON CORP   COM              064058100   52970 2061076 SH       SOLE               1857791        0   203285
D CHUBB CORP                     COM              171232101   27275  362127 SH       SOLE                338886        0    23241
D CHECK POINT SOFTWARE TECHNOL G COM              M22465104   25693  539324 SH       SOLE                491149        0    48175
D CME GROUP INC                  COM              12572Q105   46273  913217 SH       SOLE                839937        0    73280
D CISCO SYSTEMS INC              COM              17275R102   40050 2038206 SH       SOLE               1885155        0   153051
D CURTISS-WRIGHT CORP            COM              231561101    7452  226992 SH       SOLE                226992        0        0
D DONALDSON CO                   COM              257651109    6203  188894 SH       SOLE                188894        0        0
D DISNEY (WALT) COMPANY          COM              254687106   45952  922910 SH       SOLE                845318        0    77592
D DISCOVERY COMMUNICATIONS - C   COM              25470F302   39708  678767 SH       SOLE                615768        0    62999
D DUN & BRADSTREET CORP          COM              26483E100   18633  236912 SH       SOLE                236912        0        0
D DOVER CORP                     COM              260003108   48077  731659 SH       SOLE                670226        0    61433
D ENDURANCE SPECIALTY HOLDINGS   COM              G30397106   20796  523964 SH       SOLE                523964        0        0
D EATON VANCE CORP               COM              278265103   26099  819432 SH       SOLE                775392        0    44040
D FAIR ISAAC CORP                COM              303250104    8446  200960 SH       SOLE                200960        0        0
D GOOGLE INC                     COM              38259P508   34488   48755 SH       SOLE                 44924        0     3831
D HEARTLAND PMT SYS              COM              42235N108   18209  617247 SH       SOLE                617247        0        0
D ICONIX BRAND GROUP INC         COM              451055107   16680  747299 SH       SOLE                747299        0        0
D IDEX CORP                      COM              45167R104    6120  131525 SH       SOLE                131525        0        0
D INTERCONTINENTAL HOTELS GROU   COM              45857P400   40319 1449270 SH       SOLE               1333449        0   115821
D INTERVAL LEISURE GROUP         COM              46113M108    4816  248374 SH       SOLE                248374        0        0
D ITURAN LOCATION & CONTROL LT   COM              M6158M104    7545  555983 SH       SOLE                555983        0        0
D JARDEN CORPORATION             COM              471109108    7397  143079 SH       SOLE                143079        0        0
D JANUS CAP GROUP INC            COM              47102X105   10255 1203658 SH       SOLE               1203658        0        0
D JOS A BANK CLOTHIERS INC       COM              480838101    8590  201739 SH       SOLE                201739        0        0
D KMG CHEMICALS I                COM              482564101    9653  549382 SH       SOLE                549382        0        0
D COCA-COLA CO                   COM              191216100   32669  901218 SH       SOLE                823064        0    78154
D LINCOLN ELECTRIC HOLDINGS      COM              533900106    7465  153350 SH       SOLE                153350        0        0

                                                             VALUE SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                  -TITLE OF CLASS- --CUSIP--  x$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED     NONE
D MASTERCARD INC                COM              57636Q104   39350   80096 SH       SOLE                 72670        0     7426
D MICROSOFT CORP                COM              594918104   39504 1479002 SH       SOLE               1338446        0   140556
D NATHAN'S FAMOUS               COM              632347100    2827   83894 SH       SOLE                 83894        0        0
D NAVIGATORS GROUP INC          COM              638904102   10992  215240 SH       SOLE                215240        0        0
D NASDAQ STOCK MKT INC          COM              631103108   52182 2088123 SH       SOLE               1972523        0   115600
D NEUSTAR INC                   COM              64126X201   11391  271676 SH       SOLE                271676        0        0
D NETSPEND HOLDINGS INC         COM              64118V106   19281 1631214 SH       SOLE               1631214        0        0
D ORACLE CORPORATION            COM              68389X105   48005 1440740 SH       SOLE               1307401        0   133339
D PARKER HANNIFIN CORP          COM              701094104   39304  462072 SH       SOLE                427423        0    34649
D PROASSURANCE CORP             COM              74267C106    2210   52388 SH       SOLE                 52388        0        0
D EVEREST RE GROUP LTD          COM              G3223R108   53195  483809 SH       SOLE                457359        0    26450
D SONIC CORP                    COM              835451105    4784  459515 SH       SOLE                459515        0        0
D TUPPERWARE BRANDS CORPORATIO  COM              899896104    9914  154669 SH       SOLE                154669        0        0
D TIME WARNER INC               COM              887317303   26472  553466 SH       SOLE                512072        0    41394
D UNILEVER N.V. (ADR)           COM              904784709   13876  362306 SH       SOLE                332167        0    30139
D UNIVERSAL TECHNICAL INSTITUT  COM              913915104   17042 1697381 SH       SOLE               1697381        0        0
D UNITED TECHNOLOGIES           COM              913017109   34148  416388 SH       SOLE                384268        0    32120
D VISA INC                      COM              92826C839   31427  207328 SH       SOLE                187338        0    19990
D BOINGO WIRELESS INC           COM              09739C102    2483  328877 SH       SOLE                328877        0        0

S REPORT SUMMARY             49    DATA RECORDS          1198807             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED